GRAYSCALE FUNDS TRUST

SUPPLEMENT DATED AUGUST 28, 2026

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR EACH OF THE FUNDS LISTED IN SCHEDULE A

Effective August 13, 2026, for each of the funds listed in Schedule A:

The following table replaces and supersedes the corresponding table and disclosure in each fund’s Statement of Additional Information (“SAI”) in the section titled “MANAGEMENT OF THE TRUST”:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o 290 Harbor Drive, 4th Floor, Stamford, Connecticut 06902. Additional information about the officers of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen E. Vanourny Jr. Born: 1973	President and Principal Executive Officer	Indefinite term; since 2026	Head of Index at Grayscale Operating, LLC (2026-present); Head of Product Development and Strategy at ProShares (2022-2025); President and Co-founder of Continuum Capital Managers (2015-2022).
Daniel Plourde Born: 1980	Treasurer	Indefinite term; since 2026	Senior Vice President of Finance at Grayscale Operating, LLC (2026-present); Vice President of Finance at Grayscale Operating, LLC (2025-2026); Vice President of Finance at Grayscale Investments, LLC (2022-2024); Vice President, at Gabelli Asset Management (2021-2022); and Vice President at State Street Global Advisors (2015-2021).
James A. Mautino Born: 1968	Chief Compliance Officer	Indefinite term; since 2026	Director and Fund Chief Compliance Officer at ACA Group (2026-present); Chief Compliance Officer at Allianz Asset Management (2024-2026); and Global Head of Compliance at Aegon Asset Management (2014-2024).
Kenny Terrero Born: 1975	Secretary	Indefinite term; since 2026	Managing Director, Senior ETF/ETP Counsel at Grayscale Operating LLC (2025-present); Partner at Sidley Austin LLP (2023-2025); and Counsel at Sidley Austin LLP (2015-2022).
Meaghan Dawley Born: 1990	Assistant Secretary	Indefinite term; since 2026	Senior Associate, Senior Paralegal at Grayscale Operating, LLC (2026-present); Associate, Paralegal at Grayscale Operating, LLC (2024-2026); Senior Paralegal at Franklin Templeton (2021-2024); and Paralegal at Franklin Templeton (2020-2021).

SCHEDULE A

Fund	Date of Prospectus and SAI
Grayscale Bitcoin Adopters ETF	May 1, 2026
Grayscale Bitcoin Covered Call ETF	May 1, 2026
Grayscale AI Compute ETF (formerly Grayscale Bitcoin Miners ETF)	May 1, 2026
Grayscale Bitcoin Premium Income ETF	May 1, 2026
Grayscale Ethereum Covered Call ETF	May 1, 2026

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.